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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-05646
                                   -----------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100         Wellesley, Massachusetts       02481
--------------------------------------------------------------------------------
              (Address of principal executive offices)             (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street   Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ----------------------

Date of fiscal year end:         October 31, 2006
                          ------------------------------------


Date of reporting period:        July 31, 2006
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 98.8%                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------
GROWTH FUNDS -- 34.2%
   American Funds AMCAP - Class A                                  222,133      $   4,151,667
   American Funds Growth Fund of America - Class A                 263,753          8,268,655
   Calamos Growth - Class A(a)                                     133,080          6,862,911
   Fidelity Capital Appreciation(a)                                216,754          5,559,752
   Goldman Sachs Growth Opportunities - Class A(a)                 224,103          4,582,904
   iShares Russell 1000 Growth Index(b)                                235             11,597
   Janus Orion                                                     116,009          1,011,601
   Marsico 21st Century                                            574,651          7,740,555
   Wells Fargo Advantage Endeavor Select - Class A(a)              152,697          1,427,716
                                                                                -------------
                                                                                   39,617,358
                                                                                -------------
GROWTH AND INCOME FUNDS -- 34.0%
   Fidelity Select Utilities Growth                                 67,387          3,346,450
   Hotchkis & Wiley Large Cap Value - Class A                      295,932          6,844,912
   iShares Dow Jones Select Dividend Index(b)                       65,100          4,235,406
   iShares Dow Jones U.S. Energy Sector Index(b)                    49,400          4,949,386
   iShares Goldman Sachs Natural Resources Index(b)                 10,600          1,078,020
   iShares Russell 1000 Value Index(b)                              28,800          2,153,088
   iShares S&P 500 Index(b)                                         17,350          2,220,800
   iShares S&P MidCap 400/BARRA Value Index(b)                      73,000          5,334,110
   Powershares Dynamic Market(b)                                   116,200          5,378,898
   Vanguard 500 Index - Investor Shares                             32,291          3,800,618
                                                                                -------------
                                                                                   39,341,688
                                                                                -------------
SMALL COMPANY FUNDS -- 17.5%
   Buffalo Small Cap(a)                                             47,040          1,189,165
   Diamond Hill Small Cap - Class I                                 20,842            506,669
   FBR Small Cap(a)                                                 44,408          1,974,802
   iShares S&P SmallCap 600/BARRA Growth Index(b)                   21,700          2,568,846
   iShares S&P SmallCap 600/BARRA Value Index(b)                    27,400          1,848,952
   Royce Opportunity - Investor Class(a)                           352,055          4,576,715
   William Blair Small Cap Growth - Class I(a)                     309,031          7,645,430
                                                                                -------------
                                                                                   20,310,579
                                                                                -------------
FOREIGN STOCK FUNDS -- 13.1%
   Dodge & Cox International Stock                                  95,562          3,787,139
   iShares MSCI EAFE Index(b)                                       40,200          2,646,366
   iShares MSCI Emerging Markets Index(b)                           41,400          3,978,540
   Lazard International Small Cap - Investor Shares                137,283          2,506,788
   Tocqueville International Value (The)                           141,610          2,261,518
                                                                                -------------
                                                                                   15,180,351
                                                                                -------------

TOTAL INVESTMENT COMPANIES (Cost $88,535,493)                                   $ 114,449,976
                                                                                -------------




NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)

===============================================================================================
MONEY MARKET SECURITIES -- 1.3%                                   SHARES            VALUE
-----------------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $1,568,588)                                            1,568,588      $   1,568,588
                                                                                -------------

TOTAL INVESTMENTS AT VALUE --100.1% (Cost $90,104,081)                          $ 116,018,564

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                      (145,094)
                                                                                -------------

NET ASSETS -- 100.0%                                                            $ 115,873,470
                                                                                =============

(a)  Non-income producing security.
(b)  Exchange-traded fund.

See accompanying notes to portfolio of investments.





NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 91.3%                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 34.3%
   Dodge & Cox Stock                                                31,434      $   4,570,209
   Fidelity Select Utilities Growth                                 52,302          2,597,295
   Hotchkis & Wiley Large Cap Value - Class A                      232,123          5,369,006
   iShares Dow Jones Select Dividend Index(b)                       42,600          2,771,556
   iShares Dow Jones U.S. Energy Sector Index(b)                    28,300          2,835,377
   iShares Goldman Sachs Natural Resources Index(b)                 10,600          1,078,020
   iShares Russell 1000 Value Index(b)                               7,200            538,272
   iShares S&P 500 Index(b)                                         29,600          3,788,800
   iShares S&P MidCap 400/BARRA Value Index(b)                       9,000            657,630
   Powershares Dynamic Market(b)                                    81,000          3,749,490
                                                                                -------------
                                                                                   27,955,655
                                                                                -------------
SMALL COMPANY FUNDS -- 11.3%
   Diamond Hill Small Cap - Class I                                  4,168            101,334
   FBR Small Cap(a)                                                 23,054          1,025,218
   iShares S&P SmallCap 600/BARRA Growth Index(b)                   15,400          1,823,052
   iShares S&P SmallCap 600/BARRA Value Index(b)                    27,800          1,875,944
   Royce Opportunity - Investor Class(a)                           116,031          1,508,397
   William Blair Small Cap Growth - Class I(a)                     114,327          2,828,451
                                                                                -------------
                                                                                    9,162,396
                                                                                -------------
GROWTH FUNDS -- 9.8%
   American Funds AMCAP - Class A                                  148,337          2,772,415
   Calamos Growth - Class A(a)                                      15,607            804,876
   Fidelity Capital Appreciation(a)                                 28,673            735,455
   iShares Russell 1000 Growth Index(b)                                300             14,805
   S&P MidCap 400 Depositary Receipts(b)                            17,580          2,382,793
   Wells Fargo Advantage Endeavor Select - Class A(a)              136,092          1,272,461
                                                                                -------------
                                                                                    7,982,805
                                                                                -------------
FOREIGN STOCK FUNDS -- 9.7%
   Dodge & Cox International Stock                                  16,862            668,235
   iShares MSCI EAFE Index(b)                                       57,300          3,772,059
   Lazard International Small Cap - Investor Shares                 49,927            911,673
   Tocqueville International Value (The)                           161,803          2,583,994
                                                                                -------------
                                                                                    7,935,961
                                                                                -------------
CONVERTIBLE SECURITY FUNDS -- 5.3%
   Davis Appreciation & Income                                      84,008          2,459,741
   Franklin Convertible Securities - Class A                       114,994          1,881,305
                                                                                -------------
                                                                                    4,341,046
                                                                                -------------
WORLDWIDE BOND FUNDS -- 5.0%
   Alliance World Dollar Government II(c)                          135,800          1,694,784
   Loomis Sayles Global Bond - Institutional Class                  55,028            841,373
   Templeton Global Bond - Class A                                  97,793          1,054,204
   T. Rowe Price Emerging Markets Bond                              37,597            506,429
                                                                                -------------
                                                                                    4,096,790
                                                                                -------------





NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 91.3% (CONTINUED)                          SHARES            VALUE
-----------------------------------------------------------------------------------------------
CORPORATE BOND FUNDS -- 5.0%
   Loomis Sayles Bond - Institutional Class                        293,813      $   4,063,432
                                                                                -------------

HIGH YIELD BOND FUNDS -- 4.7%
   MainStay High Yield Corporate Bond - Class A                    619,676          3,848,186
                                                                                -------------

GOVERNMENT BOND FUNDS -- 3.3%
   American Century Target Maturities Trust
    Series 2015 - Investor Class                                    36,259          2,709,255
                                                                                -------------

HIGH QUALITY BOND FUNDS -- 2.9%
   Dodge & Cox Income                                              192,803          2,386,903
                                                                                -------------

TOTAL INVESTMENT COMPANIES (Cost $61,786,252)                                   $  74,482,429
                                                                                -------------

===============================================================================================
MONEY MARKET SECURITIES -- 8.9%                                   SHARES            VALUE
-----------------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $7,231,795)                                            7,231,795      $   7,231,795
                                                                                -------------

TOTAL INVESTMENTS AT VALUE -- 100.2% (Cost $69,018,047)                         $  81,714,224

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                                      (189,681)
                                                                                -------------

NET ASSETS -- 100.0%                                                            $  81,524,543
                                                                                =============


(a)  Non-income producing security.

(b)  Exchange-traded fund.

(c)  Closed-end fund.


See accompanying notes to portfolio of investments.





NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 97.8%                                     SHARES            VALUE
-----------------------------------------------------------------------------------------------
SECTOR FUNDS -- 51.2%
   Alpine International Real Estate Equity - Class Y                 4,519      $     151,718
   FBR Gas Utility Index                                            13,633            259,435
   Fidelity Select Medical Delivery(a)                               6,783            328,034
   Fidelity Select Utilities Growth                                  3,137            155,804
   Fidelity Select Wireless(a)                                      65,210            409,515
   iShares Dow Jones U.S. Energy Sector Index(b)                    10,200          1,021,938
   iShares Goldman Sachs Natural Resources Index(b)                 12,100          1,230,570
   iShares Goldman Sachs Networking Index(a)(b)                     23,900            628,809
   iShares Goldman Sachs Semiconductor Index(b)                      4,050            224,856
   iShares MSCI Emerging Markets Index(b)                            5,300            509,330
   iShares Nasdaq Biotechnology Index(a)(b)                          5,700            409,374
   PowerShares Dynamic Biotechnology & Genome(a)(b)                  4,100             64,985
   Technology Select Sector SPDR(b)                                 30,800            609,840
   T. Rowe Price Emerging Europe & Mediterranean                     5,549            151,306
                                                                                -------------
                                                                                    6,155,514
                                                                                -------------
MID-CAP FUNDS -- 20.0%
   Calamos Growth - Class A(a)                                       7,266            374,709
   iShares S&P MidCap 400/BARRA Growth Index(b)                      5,800            429,084
   Janus Orion                                                      62,533            545,289
   Leuthold Select Industries                                       46,072            795,660
   S&P MidCap 400 Depositary Receipts(b)                             5,902            799,957
                                                                                -------------
                                                                                    2,944,699
                                                                                -------------
LARGE-CAP FUNDS -- 13.8%
   iShares Russell 1000 Value Index(b)                               5,500            411,180
   Marsico 21st Century                                             92,799          1,250.002
                                                                                -------------
                                                                                    1,661,182
SMALL-CAP FUNDS -- 8.3%
   Diamond Hill Small Cap - Class I                                  1,042             25,334
   iShares S&P SmallCap 600/BARRA Growth Index(b)                    1,200            142,056
   iShares S&P SmallCap 600/BARRA Value Index(b)                     3,100            209,188
   Perritt Micro Cap Opportunities(a)                               20,257            624,725
                                                                                -------------
                                                                                    1,001,303
                                                                                -------------
TOTAL INVESTMENT COMPANIES (Cost $11,237,265)                                   $  11,762,698
                                                                                -------------




NEW CENTURY OPPORTUNISTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)

===============================================================================================
MONEY MARKET SECURITIES -- 2.3%                                    SHARES            VALUE
-----------------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $271,018)                                                271,018      $     271,018
                                                                                -------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $11,508,283)                         $  12,033,716

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                       (11,550)
                                                                                -------------

NET ASSETS -- 100.0%                                                            $  12,022,166
                                                                                =============


(a)  Non-income producing security.

(b)  Exchange-traded fund.


See accompanying notes to portfolio of investments.




NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 98.0%                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------
DIVERSIFIED FUNDS -- 28.6%
   AllianceBernstein International Growth - Class A                 96,380      $   1,651,960
   Dodge & Cox International Stock                                  71,690          2,841,093
   iShares MSCI EAFE Index(b)                                       67,800          4,463,274
   iShares S&P Global Energy Sector Index(b)                        23,900          2,634,258
   Janus Overseas                                                  137,922          5,060,367
   Lazard International Small Cap - Investor Shares                 93,628          1,709,655
   Oakmark International - Class I                                 102,360          2,638,845
   Oppenheimer International Small Company - Class A(a)            146,562          3,250,746
   Tocqueville International Value (The)                           168,364          2,688,773
                                                                                -------------
                                                                                   26,938,971
                                                                                -------------
EUROPE FUNDS -- 23.3%
   AIM European Growth - Class A                                    88,529          3,287,080
   Fidelity Nordic                                                  11,765            398,824
   iShares MSCI Austria Index(b)                                   166,200          5,135,580
   iShares MSCI Belgium Index(b)                                   110,600          2,433,200
   iShares MSCI EMU Index(b)                                        25,800          2,298,006
   iShares MSCI Germany Index(b)                                   128,200          2,934,498
   iShares MSCI Spain Index(b)                                       9,400            408,900
   iShares MSCI Sweden Index(b)                                     76,000          1,901,520
   iShares MSCI Switzerland Index(b)                                47,500          1,045,475
   iShares MSCI United Kingdom Index(b)                             61,746          1,333,714
   Ivy European Opportunities - Class A                            132,700          4,383,093
                                                                                -------------
                                                                                   25,559,890
                                                                                -------------
ASIA/PACIFIC FUNDS -- 23.0%
   Eaton Vance Greater India - Class A(a)                          143,481          2,928,451
   Fidelity Japan                                                  194,827          3,306,216
   Fidelity Japan Small Companies                                   59,077            812,308
   iShares FTSE/Xinhua China 25 Index(b)                            41,100          3,232,515
   iShares MSCI Australia Index(b)                                 151,100          3,165,545
   iShares MSCI Japan Index(b)                                     143,800          1,945,614
   iShares MSCI Pacific Ex-Japan Index(b)                           21,600          2,342,304
   Matthews Pacific Tiger - Class I                                112,202          2,267,611
   ProFunds UltraJapan - Investor Class(a)                          27,505          1,609,865
                                                                                -------------
                                                                                   21,610,429
                                                                                -------------
AMERICAS FUNDS -- 12.2%
   Fidelity Canada                                                  56,310          2,571,109
   iShares MSCI Canada Index(b)                                    151,000          3,590,780
   iShares MSCI Mexico Index(b)                                     54,800          2,181,040
   iShares S&P Latin American 40 Index(b)                           22,200          3,104,670
                                                                                -------------
                                                                                   11,447,599
                                                                                -------------
EMERGING MARKETS FUNDS -- 7.0%
   iShares MSCI Emerging Markets Index(b)                           29,000          2,786,900
   Oppenheimer Developing Markets - Class A                         28,625          1,049,388
   T. Rowe Price Emerging Europe & Mediterranean                   101,250          2,761,092
                                                                                -------------
                                                                                    6,597,380
                                                                                -------------




NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 98.0% (CONTINUED)                          SHARES           VALUE
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENT COMPANIES (Cost $75,001,080)                                   $  92,154,269
                                                                                -------------

===============================================================================================
MONEY MARKET SECURITIES -- 2.1%                                   SHARES            VALUE
-----------------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $1,976,008)                                            1,976,008      $   1,976,008
                                                                                -------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $76,977,088)                         $  94,130,277

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                                       (98,967)
                                                                                -------------

NET ASSETS -- 100.0%                                                            $  94,031,310
                                                                                =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.


See accompanying notes to portfolio of investments.



NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 96.7%                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 19.1%
   CGM Focus                                                        35,746      $   1,415,195
   Diamond Hill Focus Long-Short - Class I                         154,891          2,819,017
   Gartmore U.S. Growth Leaders Long-Short                          95,907            969,620
   Hussman Strategic Growth                                        278,925          4,518,587
   James Advantage Market Neutral - Class A                         73,086            932,573
   Prudent Bear                                                    177,563          1,077,808
   Schwab Hedged Equity                                            229,739          3,533,381
   TFS Market Neutral(a)                                            37,169            460,154
   Weitz Funds (The) - Partners III Opportunity                    193,805          1,939,986
                                                                                -------------
                                                                                   17,666,321
                                                                                -------------
MERGER ARBITRAGE FUNDS -- 14.9%
   Arbitrage Fund (The) - Class R(a)                               211,856          2,694,804
   Enterprise Mergers and Acquisitions - Class A                   348,483          4,261,953
   Gabelli ABC                                                     227,816          2,410,293
   Merger Fund (The)                                               277,077          4,352,877
                                                                                -------------
                                                                                   13,719,927
                                                                                -------------
GLOBAL MACRO FUNDS -- 12.4%
   Calamos Global Growth and Income - Class A                      101,606          1,010,979
   First Eagle Global - Class A                                    137,552          6,335,640
   Franklin Mutual Discovery - Class Z                              99,393          2,800,905
   Oppenheimer International Bond  - Class A                       235,138          1,354,393
                                                                                -------------
                                                                                   11,501,917
                                                                                -------------
NATURAL RESOURCES FUNDS -- 10.0%
   DWS Global Commodities Stock(c)                                  28,328            466,845
   FBR Gas Utility Index                                            27,324            519,981
   Permanent Portfolio                                              19,655            614,629
   PIMCO Commodity Real Return Strategy - Class A                  215,946          3,286,691
   PowerShares Global Water Portfolio(b)                            22,000            358,160
   RS Global Natural Resources - Class A                            67,835          2,437,299
   T. Rowe Price New Era                                             8,441            393,459
   Vanguard Precious Metals & Minerals                              38,910          1,116,323
                                                                                -------------
                                                                                    9,193,387
                                                                                -------------
ASSET ALLOCATION FUNDS -- 9.9%
   Berwyn Income                                                   109,190          1,293,899
   FPA Crescent - Class I                                          114,632          2,978,136
   Greenspring                                                      77,235          1,745,508
   Leuthold Core Investment                                        146,900          2,614,821
   Oakmark Equity and Income - Class I                              20,749            544,037
                                                                                -------------
                                                                                    9,176,401
                                                                                -------------




NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)

===============================================================================================
INVESTMENT COMPANIES -- 96.7% (CONTINUED)                          SHARES            VALUE
-----------------------------------------------------------------------------------------------
OPTION HEDGED FUNDS -- 7.3%
   Analytic Defensive Equity - Institutional Shares                198,701      $   2,624,849
   Gateway                                                         156,138          4,081,440
                                                                                -------------
                                                                                    6,706,289
                                                                                -------------
REAL ESTATE FUNDS -- 7.0%
   AIM Select Real Estate Income(c)                                 40,170            642,720
   Alpine International Real Estate Equity - Class Y                30,377          1,019,776
   DWS RREEF Real Estate(c)                                         16,100            366,758
   JPMorgan U.S. Real Estate - Class A                              39,771            907,173
   Neuberger Berman Real Estate Securities Income(c)                29,000            459,650
   Third Avenue Real Estate Value                                   95,119          3,112,288
                                                                                -------------
                                                                                    6,508,365
                                                                                -------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.0%
   Fairholme                                                        60,527          1,671,142
   Franklin Mutual Beacon - Class Z                                105,906          1,710,384
   Third Avenue Value                                               37,115          2,130,398
                                                                                -------------
                                                                                    5,511,924
                                                                                -------------
HIGH YIELD FUNDS -- 5.2%
   Alliance World Dollar Government II(c)                           10,000            124,800
   Fidelity Capital & Income                                       105,393            888,466
   MainStay Global High Income - Class A                            34,438            392,592
   MainStay High Yield Corporate Bond - Class A                    239,969          1,490,204
   Neuberger Berman Income Opportunity(c)                           39,700            616,541
   Nuveen Preferred and Convertible Income(c)                       26,000            332,540
   Pioneer High Yield - Class A                                     89,112            957,957
                                                                                -------------
                                                                                    4,803,100
                                                                                -------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.9%
   Calamos Market Neutral - A Shares                               365,536          4,561,886
                                                                                -------------

TOTAL INVESTMENT COMPANIES (Cost $77,702,653)                                   $  89,349,517
                                                                                -------------

===============================================================================================
STRUCTURED NOTES -- 1.6%                                          PAR VALUE         VALUE
-----------------------------------------------------------------------------------------------
   Eksportfinans ASA, Efficient Allocation Return Note,
    due 10/19/09                                                   500,000      $     461,900
   Merrill Lynch & Co, Inc. Medium-Term Notes, Series C,
    due 04/05/07                                                   100,000            985,000
                                                                                -------------

TOTAL STRUCTURED NOTES (Cost $1,500,000)                                        $   1,446,900
                                                                                -------------



NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JULY 31, 2006 (UNAUDITED)

===============================================================================================
MONEY MARKET SECURITIES -- 1.7%                                   SHARES            VALUE
-----------------------------------------------------------------------------------------------
   First American Treasury Obligation - Class A
    (Cost $1,622,179)                                            1,622,179      $   1,622,179
                                                                                -------------

TOTAL INVESTMENTS AT VALUE -- 100.0% (Cost $80,824,832)                         $  92,418,596

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.0%)                                       (34,942)
                                                                                -------------

NET ASSETS -- 100.0%                                                            $  92,383,654
                                                                                =============

(a)  Non-income producing security.

(b)  Exchange-traded fund.

(c)  Closed-end fund.


See accompanying notes to portfolio of investments.

NEW CENTURY PORTFOLIOS
NOTES TO PORTFOLIO OF INVESMENTS
JULY 31, 2006 (UNAUDITED)

1.   INVESTMENT VALUATION
Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing. To understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. ("the Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2.   INVESTMENT TRANSACTIONS
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

3.   FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of July 31, 2006:

                                New Century      New Century      New Century      New Century      New Century
                                  Capital         Balanced       Opportunistic    International     Alternative
                                 Portfolio        Portfolio        Portfolio        Portfolio        Portfolio
                               -------------    -------------    -------------    -------------    -------------
Cost of portfolio
investments                    $  90,112,082    $  69,145,473    $  11,531,721    $  76,977,088    $  80,828,902
                               =============    =============    =============    =============    =============

Gross unrealized
appreciation                   $  26,006,638    $  13,011,770    $   1,080,638    $  17,797,145    $  12,274,357

Gross unrealized
depreciation                        (100,156)        (443,019)        (578,643)        (643,956)        (684,663)
                               -------------    -------------    -------------    -------------    -------------

Net unrealized appreciation    $  25,906,482    $  12,568,751    $     501,995    $  17,153,189    $  11,589,694
                               =============    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Filed as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             ---------------------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------
                           Wayne M. Grzecki, President

Date          September 26, 2006
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Wayne M. Grzecki
                           -------------------------------------------
                           Wayne M. Grzecki, President

Date          September 26, 2006
     -----------------------------------



By (Signature and Title)*    /s/ Nicole M. Tremblay
                           -------------------------------------------
                           Nicole M. Tremblay, Treasurer

Date          September 26, 2006
      ----------------------------------



* Print the name and title of each signing officer under his or her signature.